Nifty India Financials ETF

Schedule of Investments

January 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.9%

India — 100.9%
Financials — 100.9%
Axis Bank *	41,789	$432,912
Bajaj Finance	4,185	392,590
Bajaj Finserv	1,795	377,403
Cholamandalam Investment and Finance	29,151	245,912
HDFC Asset Management	4,889	144,477
HDFC Bank	77,950	1,551,949
HDFC Life Insurance	44,998	375,343
Housing Development Finance	32,492	1,097,689
ICICI Bank	124,758	1,318,759
ICICI Lombard General Insurance	18,881	346,410
ICICI Prudential Life Insurance	28,709	215,618
Kotak Mahindra Bank	16,284	405,286
Mahindra & Mahindra Financial Services	43,874	94,983
Muthoot Finance	8,016	156,576
Piramal Enterprises	9,888	316,897
Power Finance	85,938	140,154
REC	68,669	127,588
SBI Life Insurance	24,543	405,610
Shriram Transport Finance	14,810	243,795
State Bank of India	61,067	440,516

Total Common Stock
(Cost $7,633,332)		8,830,467

Total Investments - 100.9%
(Cost $7,633,332)		$8,830,467

Percentages based on Net Assets of $8,752,200.

As of January 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ending January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

IND-QH-001-0300

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